Reinsurance and Indemnification - Other Reinsurance Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Reinsurance Retention Policy [Line Items]
Life insurance in force ceded to unaffiliated reinsurers	$ 81,186	$ 86,642	$ 90,011
Allstate Financial
Reinsurance Retention Policy [Line Items]
Gross life insurance in force	450,600
Life insurance in force ceded to unaffiliated reinsurers	81,190
Life and annuity contract benefits
Reinsurance Retention Policy [Line Items]
Ceded losses incurred	240	179	208
Interest credited to contractholder funds
Reinsurance Retention Policy [Line Items]
Ceded losses incurred	24	25	26
Citigroup Subsidiaries and Scottish Re | Operating costs and expenses | Allstate Financial
Reinsurance Retention Policy [Line Items]
Reinsurance recoverables	118	139
Westport Insurance Corporation | Property-Liability
Reinsurance Retention Policy [Line Items]
Largest reinsurance recoverable from a single reinsurer	60	61
Prudential | Allstate Financial
Reinsurance Retention Policy [Line Items]
Reinsurance recoverables	1,360	1,350
Prudential | Life and annuity premiums and contract charges | Allstate Financial
Reinsurance Retention Policy [Line Items]
Ceded losses incurred	72	76	78
Prudential | Life and annuity contract benefits | Allstate Financial
Reinsurance Retention Policy [Line Items]
Ceded losses incurred	87	7	21
Prudential | Interest credited to contractholder funds | Allstate Financial
Reinsurance Retention Policy [Line Items]
Ceded losses incurred	20	20	20
Prudential | Operating costs and expenses | Allstate Financial
Reinsurance Retention Policy [Line Items]
Ceded losses incurred	14	$ 15	$ 15
Lincoln Benefit Life Company
Reinsurance Retention Policy [Line Items]
Investments held by trust	$ 5,940
Reinsurer Concentration Risk | A-
Reinsurance Retention Policy [Line Items]
Concentration risk, percentage	93.00%	92.00%
Reinsurer Concentration Risk | A- | Allstate Financial
Reinsurance Retention Policy [Line Items]
Concentration risk, percentage		92.00%